Note 8 - Investment in Associate	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
8.	Investment in Associate

Effective July 13, 2023, the Company concluded that it exercised significant influence over NevGold Corp. ("NevGold") as a result of share ownership exceeding 20% and accounted for its investment using the equity method from that date onward until August 25, 2025.

Equity Method Accounting (to August 25, 2025)

The following outlines the movement in investment in associate during the year ended November 30, 2024, to the date of derecognition on August 25, 2025:

Balance at November 30, 2023	$6,297
Addition pursuant to Option Agreement - January 18, 2024	2,260
Share of loss in NevGold	(1,767)
Share of OCI in NevGold	131
Gain on dilution of ownership interest in NevGold	309
Balance at November 30, 2024	$7,230
Share of loss in NevGold	(1,090)
Share of OCI in NevGold	(52)
Disposition of NevGold shares	(1,053)
Gain on dilution of ownership interest in NevGold	744
Derecognition of investment in associate	(5,779)
Balance at November 30, 2025	$-

The equity accounting for NevGold to the date of derecognition was based on its published results to June 30, 2025, and an estimate of results for the period of July 1, 2025 to August 25, 2025.

The following is a summary of the Condensed Consolidated Interim Statement of loss and comprehensive loss of NevGold for the six months ended June 30, 2025 on a 100% basis, adjusted for differences in the accounting policy between the Company and the former associate was: operating loss of $3,016, accretion of $278, business development of $1,027, consulting fees and salaries of $276, depreciation of $35, occupancy, administrative, and general expenses of $40, transfer agent and listing fees of $74, professional fees of $128, flow through share expenses of $30, net loss attributable to non-controlling interest of $nil, net loss of $3,046, and comprehensive loss of $4,013.

For the year ended November 30, 2025, the Company recorded a net loss of $346 for its equity share in NevGold, comprising a share of loss of $1,090, partially offset by a $744 gain on dilution of ownership interest (2024: net loss of $1,458, comprising a share of loss of $1,767, partially offset by a $309 gain on dilution of ownership interest).

Derecognition of Investment in Associate and Transition to FVTOCI

At November 30, 2024, the Company owned 26,670,250 common shares of NevGold.

During the year ended November 30, 2025, the Company sold a total of 7,596,900 shares of NevGold for $2,038, net of transaction costs.

This total includes:

●	The sale of 4,096,900 shares from December 1, 2024, to August 25, 2025, resulting in a gain of $149 while the investment was still accounted for under the equity method, and
●

The sale of an additional 3,500,000 shares on August 27, 2025, after the investment had been remeasured at fair value and reclassified as a financial asset measured at FVTOCI. This resulted in the Company recognizing a loss in other comprehensive income ("OCI") of $53 as it transferred this amount from OCI to accumulated deficit.

On August 25, 2025, after reducing its ownership interest in NevGold to 19.8%, the Company ceased to exercise significant influence over NevGold and the $5,779 investment in associate was derecognized. As a result of the discontinuation of equity accounting, the Company remeasured the value of its retained investment at a fair value of $5,982 and recognized a gain of $337 as a result of the remeasurement of the NevGold shares of $5,982 and the reclassification of $134 from other comprehensive income to profit and loss. After the August 25, 2025 remeasurement of the investment in NevGold at fair value, it is subsequently being measured at FVTOCI. See note 9.

The gains on remeasurement of investment in NevGold for the year ended November 30, 2025 consisted of the following:

Amount
($)
Gain on loss of significant influence over NevGold	203
Foreign currency adjustment reclassified to net loss	134
Gain on remeasurement of investment in NevGold	337

Almaden Project

On June 13, 2022, the Company and its subsidiary entered into an option agreement (the "Option Agreement") with NevGold and a subsidiary of NevGold, pursuant to which, among other things, it agreed to grant an option to acquire 100% of the Company's Almaden Project (now named Nutmeg Mountain) to a subsidiary of NevGold. Pursuant to the terms thereof, on July 4, 2022 (the "Option Agreement Closing Date"), the Company closed the grant of the option to NevGold's subsidiary for 4,444,444 common shares of NevGold ("NevGold Shares") with a fair value of $2,489.

To exercise the option, NevGold was required to make additional payments totaling $6,000 to GoldMining's subsidiary between January 1, 2023 and January 1, 2024, which payments were satisfied by NevGold issuing NevGold Shares.

On January 18, 2024, pursuant to the Option Agreement, the Company received 10,000,000 common shares of NevGold with a fair value of $3,200. As a result, the Company completed the sale of the Almaden Project to a subsidiary of NevGold. The fair value of shares received pursuant to the Option Agreement were taxable in fiscal 2024, resulting in current income tax of $1,925 being recognized in fiscal 2024.

In addition to the option payments made, NevGold is required to make success-based contingent payments totaling up to $7,500 to GoldMining, payable in cash or shares at the election of NevGold based on the following:

●	$500 on completion of a positive Preliminary Economic Assessment;
●	$2,500 on completion of a positive Preliminary Feasibility Study; and
●	$4,500 on completion of a positive Feasibility Study.